Related party transactions - Summary of non-executive directors remuneration (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related party transactions
Fees and benefits	£ 1,812	£ 1,781	£ 1,566